ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Oct. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable And Accrued Liabilities
	October 31, 2015 $	April 30, 2015 $

Trade payables	475,057	383,977
Amounts due to related parties (Note 9)	177,860	175,789
Interest payable on promissory notes and second promissory notes	457,760	317,078

Total accounts payable and accrued liabilities	1,110,677	876,844